Debt (Narratives) (Details) (USD $)	12 Months Ended			0 Months Ended										1 Months Ended	3 Months Ended	1 Months Ended	0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 16, 2014	Jan. 31, 2014	Apr. 16, 2014 sqft	Jul. 16, 2014 sqft	Dec. 08, 2014	Jan. 06, 2015 Tranches	Jan. 15, 2015	Aug. 12, 2014 Properties Extensions sqft	Oct. 27, 2014 Extensions sqft	Aug. 26, 2014	Oct. 31, 2014	Dec. 31, 2014	Jan. 31, 2015	Sep. 30, 2014 Extensions CreditFacilities
Debt Instrument [Line Items]
Mortgages payable (in US Dollars)	$ 8,263,165,000	$ 7,131,231,000													$ 8,263,165,000
Proceeds from borrowings	2,428,285,000	2,262,245,000	3,593,000,000
Senior Unsecured Notes Due 2019 [Member]
Debt Instrument [Line Items]
Debt Instrument Maturity				June 30, 2019
Interest Rate, End of Period (in percentage)				2.581%
Public Offering Of Notes Payable (in US Dollars)				450,000,000
Public Offering, Interest Rate				2.50%
Debt Instrument Issuance Price Percentage				99.619%
New York Manhattan 220 Central Park South Site [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis					LIBOR
New York Two Penn Plaza [Member]
Debt Instrument [Line Items]
Mortgages payable (in US Dollars)								153,000,000
Notes And Mortgages Payable Fixed Rate [Member]
Debt Instrument [Line Items]
Mortgages payable (in US Dollars)	6,499,396,000	6,439,371,000													6,499,396,000
Interest Rate, End of Period (in percentage)	4.46%														4.46%
Notes And Mortgages Payable Fixed Rate [Member] | New York 909 Third Avenue [Member]
Debt Instrument [Line Items]
Mortgages payable (in US Dollars)						193,000,000
Debt Instrument Maturity						May 2021
Notes And Loans Payable Refinanced Amount (in US Dollars)						350,000,000
Square Footage Of Real Estate Property						1,300,000
Debt Term						7 years
Interest Rate, End of Period (in percentage)		5.64%				3.91%
Proceeds from borrowings						145,000,000
Notes And Mortgages Payable Fixed Rate [Member] | Las Catalinas Mall [Member]
Debt Instrument [Line Items]
Mortgages payable (in US Dollars)							130,000,000
Debt Instrument Maturity							August 2024
Square Footage Of Real Estate Property							494,000
Debt Term							10 years
Interest Rate, End of Period (in percentage)							4.43%
Debt Instrument Amortization Period							30 years
Debt Maturity Beginning Period							6 years
Notes And Mortgages Payable Fixed Rate [Member] | New York Two Penn Plaza [Member]
Debt Instrument [Line Items]
Mortgages payable (in US Dollars)								422,000,000
Debt Instrument Maturity								March 2018
Interest Rate, End of Period (in percentage)								4.78%
Notes And Mortgages Payable Fixed Rate [Member] | New York Two Penn Plaza [Member] | Swap [Member]
Debt Instrument [Line Items]
Debt Instrument Maturity								March 2018
Interest Rate, End of Period (in percentage)								4.78%
Notes And Mortgages Payable Fixed Rate [Member] | Retail Montehiedra Town Center [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Mortgages payable (in US Dollars)									120,000,000
Interest Rate, End of Period (in percentage)									6.04%
Number Of Loan Tranches									2
Debt Instrument Maturity Date Original									July 2016
Debt Instrument Maturity Date New									July 2021
Notes And Mortgages Payable Fixed Rate [Member] | Retail Montehiedra Town Center [Member] | Subsequent Event [Member] | Urban Edge Properties [Member]
Debt Instrument [Line Items]
Interest Rate, End of Period (in percentage)										10.00%
Unfunded Commitments to the Real Estate Fund										20,000,000
Commitment Funded During Period										8,000,000
Notes And Mortgages Payable Fixed Rate Senior Position [Member] | Retail Montehiedra Town Center [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Interest Rate, End of Period (in percentage)									5.33%
Principal amount of mortgage loans									90,000,000
Notes And Mortgages Payable Fixed Rate Junior Position [Member] | Retail Montehiedra Town Center [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Interest Rate, End of Period (in percentage)									3.00%
Principal amount of mortgage loans									30,000,000
Notes And Mortgages Payable Variable Rate [Member]
Debt Instrument [Line Items]
Mortgages payable (in US Dollars)	1,763,769,000	691,860,000													1,763,769,000
Interest Rate, End of Period (in percentage)	2.20%														2.20%
Notes And Mortgages Payable Variable Rate [Member] | New York Manhattan 220 Central Park South Site [Member]
Debt Instrument [Line Items]
Mortgages payable (in US Dollars)					600,000,000
Spread Over LIBOR (in percentage)					2.75%
Debt Instrument Maturity					January 2016
Number Of Extensions Available					3
Length Of Extension Available					1 year
Interest Rate, End of Period (in percentage)	2.92%														2.92%
Notes And Mortgages Payable Variable Rate [Member] | Washington DC Universal Buildings [Member]
Debt Instrument [Line Items]
Mortgages payable (in US Dollars)											185,000,000
Debt Instrument, Description of Variable Rate Basis											LIBOR
Spread Over LIBOR (in percentage)											1.90%
Debt Instrument Maturity											August 2019
Number Of Extensions Available											2
Length Of Extension Available											1 year
Square Footage Of Real Estate Property											690,000
Interest Rate, End of Period (in percentage)	2.06%														2.06%
Debt Instrument Amortization Period											30 years
Debt Maturity Beginning Period											4 years
Number Of Office Buildings											2
Notes And Mortgages Payable Variable Rate [Member] | New York 655 Fifth Avenue [Member]
Debt Instrument [Line Items]
Mortgages payable (in US Dollars)												140,000,000
Debt Instrument, Description of Variable Rate Basis												LIBOR
Spread Over LIBOR (in percentage)												1.40%
Debt Instrument Maturity												October 2019
Number Of Extensions Available												2
Length Of Extension Available												1 year
Square Footage Of Real Estate Property												57,500
Interest Rate, End of Period (in percentage)	1.56%														1.56%
Notes And Mortgages Payable Variable Rate [Member] | New York Two Penn Plaza [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis								LIBOR
Spread Over LIBOR (in percentage)								1.65%
Debt Instrument Maturity								2019
Number Of Extensions Available								2
Length Of Extension Available								1 year
Notes And Loans Payable Refinanced Amount (in US Dollars)								575,000,000
Square Footage Of Real Estate Property								1,600,000
Interest Rate, End of Period (in percentage)	1.81%														1.81%
Proceeds from borrowings								143,000,000
Notes And Mortgages Payable Variable Rate [Member] | New York Two Penn Plaza [Member] | Swap [Member]
Debt Instrument [Line Items]
Mortgages payable (in US Dollars)								422,000,000
Total Notes And Mortgages Payable [Member]
Debt Instrument [Line Items]
Mortgages payable (in US Dollars)	8,263,165,000	7,131,231,000													8,263,165,000
Interest Rate, End of Period (in percentage)	3.98%														3.98%
Standby Commitment [Member] | New York Manhattan 220 Central Park South Site [Member]
Debt Instrument [Line Items]
Debt Term													5 years
Mezzanine loan financing (in US Dollars)													500,000,000
Senior Unsecured Notes [Member]
Debt Instrument [Line Items]
Interest Rate, End of Period (in percentage)	3.89%														3.89%
Senior Unsecured Notes 7.875% [Member]
Debt Instrument [Line Items]
Debt Instrument Maturity														October 1, 2039
Interest Rate, End of Period (in percentage)														7.875%
Redemption of senior unsecured notes														445,000,000
Redemption Price, Percentage of Principal Amount Redeemed														100.00%
Unamortized deferred financing costs, write off															12,532,000
Senior Unsecured Notes 4.25% [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Debt Instrument Maturity																April 1, 2015
Interest Rate, End of Period (in percentage)																4.25%
Redemption of senior unsecured notes																500,000,000
Redemption Price, Percentage of Principal Amount Redeemed																100.00%
Unsecured Revolving Credit Facilities [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis																	LIBOR
Spread Over LIBOR (in percentage)	1.05%	1.25%
Number Of Extensions Available																	2
Length Of Extension Available																	6 months
Interest Rate, End of Period (in percentage)
Number Of Revolving Credit Facilities																	2
Extension Executed On Number Of Revolving Credit Facility																	1
Line of Credit Facility, Maximum Borrowing Capacity																	$ 1,250,000,000
Debt Instrument Maturity Date Original																	November 2015
Debt Instrument Maturity Date New																	November 2018
Facility Fee (in percentage)	0.20%	0.25%